Accounts Receivable, Net	12 Months Ended
Dec. 31, 2015
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

4. Accounts Receivable, Net

The following table sets out the balance of accounts receivable as of December 31, 2014 and 2015:

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Accounts receivable, gross	517,336	565,197	87,251
Allowance for doubtful accounts	(23,767)	(58,846)	(9,084)
Accounts receivable, net	493,569	506,351	78,167

The following table presents the movement of the allowance for doubtful accounts:

	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Balance as of January 1,	22,198	20,584	23,767	3,669
Additional provision charged to bad debt expenses	2,590	9,229	46,990	7,254
Write-off of bad debt provision	(4,204)	(1,526)	(11,911)	(1,839)
Disposition of certain investment in a subsidiary	—	(4,520)	—	—
Balance as of December 31,	20,584	23,767	58,846	9,084